Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Key Management Personnel Compensation
Key management personnel are deemed to be the members of the Pearson Executive Management team (see pages
72-73).
It is this Committee which had responsibility for planning, directing and controlling the activities of the Group in 2023. Key management personnel compensation is disclosed below:

All figures in £ millions	2023	2022	2021

Short-term employee benefits	9	7	6

Retirement benefits	1	1	1

Share-based payment costs	11	9	8

Total	21	17	15